UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  8 Sound Shore Drive
          Greenwich, Connecticut 06830

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT               November 14, 2011
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


None
---------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $3,828,494
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                      September 30, 2011

COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP        x/1000    PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE

ADVOCAT INC                   COM            007586100     2,677     443,952 SH             Sole     None       443,952
AGRIUM INC                    COM            008916108    38,106     571,647 SH             Sole     None       571,647
ALLOS THERAPEUTICS INC        COM            019777101     1,007     550,000 SH             Sole     None       550,000
AOL INC                       COM            00184X105    46,731   3,894,266 SH             Sole     None     3,894,266
AON CORP                      COM            037389103    34,651     825,420 SH             Sole     None       825,420
APACHE CORP                   COM            037411105    53,571     667,639 SH             Sole     None       667,639
APOLLO GROUP INC              CL A           037604105    49,870   1,259,037 SH             Sole     None     1,259,037
ARQULE INC                    COM            04269E107       872     172,766 SH             Sole     None       172,766
BAKER HUGHES INC              COM            057224107    30,069     651,542 SH             Sole     None       651,542
BIOMARIN PHARMACEUTICAL INC   COM            09061G101   157,139   4,930,618 SH             Sole     None     4,930,618
BOSTON SCIENTIFIC CORP        COM            101137107     3,308     559,700 SH             Sole     None       559,700
BP PLC                        SPONSORED ADR  055622104    90,862   2,519,042 SH             Sole     None     2,519,042
BROOKDALE SR LIVING INC       COM            112463104     2,383     190,000 SH             Sole     None       190,000
BUNGE LIMITED                 COM            G16962105    97,686   1,675,855 SH             Sole     None     1,675,855
CAPITAL SR LIVING CORP        COM            140475104     1,314     212,907 SH             Sole     None       212,907
CELGENE CORP                  COM            151020104     3,931      63,500 SH             Sole     None        63,500
CENOVUS ENERGY INC            COM            15135U109    35,875   1,168,183 SH             Sole     None     1,168,183
CISCO SYS INC                 COM            17275R102   123,333   7,956,980 SH             Sole     None     7,956,980
COMCAST CORP NEW              CL A           20030N101    47,313   2,261,607 SH             Sole     None     2,261,607
COVIDIEN PLC                  SHS            G2554F113   201,446   4,567,939 SH             Sole     None     4,567,939
LILLY ELI & CO                COM            532457108    61,018   1,650,476 SH             Sole     None     1,650,476
ENCANA CORP                   COM            292505104    91,316   4,753,567 SH             Sole     None     4,753,567
EOG RES INC                   COM            26875P101    61,004     859,089 SH             Sole     None       859,089
EVEREST RE GROUP LTD          COM            G3223R108   105,413   1,327,950 SH             Sole     None     1,327,950
EXELIXIS INC                  COM            30161Q104     1,256     230,000 SH             Sole     None       230,000
EXELON CORP                   COM            30161N101    76,362   1,792,104 SH             Sole     None     1,792,104
FLUOR CORP NEW                COM            343412102    25,682     551,710 SH             Sole     None       551,710
FOSTER WHEELER AG             COM            H27178104   116,104   6,526,347 SH             Sole     None     6,526,347
GENERAL ELECTRIC CO           COM            369604103   104,973   6,897,052 SH             Sole     None     6,897,052
GILEAD SCIENCES INC           COM            375558103    81,381   2,097,451 SH             Sole     None     2,097,451
GRIFOLS S A                   SPONSORED ADR  398438309       983     153,760 SH             Sole     None       153,760
HEALTHSOUTH CORP              COM NEW        421924309    40,136   2,688,280 SH             Sole     None     2,688,280
HOSPIRA INC                   COM            441060100       860      23,250 SH             Sole     None        23,250
HUMAN GENOME SCIENCES INC     COM            444903108     1,599     126,000 SH             Sole     None       126,000
LORILLARD INC                 COM            544147101    90,267     815,416 SH             Sole     None       815,416
MARATHON OIL CORP             COM            565849106    27,041   1,253,040 SH             Sole     None     1,253,040
MARATHON PETE CORP            COM            56585A102    16,878     623,724 SH             Sole     None       623,724
MARVELL TECHNOLOGY GROUP LTD  ORD            G5876H105    53,864   3,709,615 SH             Sole     None     3,709,615
MERCK & CO INC NEW            COM            58933Y105   150,431   4,600,335 SH             Sole     None     4,600,335
MOLSON COORS BREWING CO       CL B           60871R209    57,304   1,446,700 SH             Sole     None     1,446,700
NEWMONT MINING CORP           COM            651639106    28,211     448,157 SH             Sole     None       448,157
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103   188,395   6,418,911 SH             Sole     None     6,418,911
NOBLE ENERGY INC              COM            655044105    63,195     892,579 SH             Sole     None       892,579
ONYX PHARMACEUTICALS INC      COM            683399109     4,462     148,700 SH             Sole     None       148,700
ORACLE CORP                   COM            68389X105    68,860   2,395,976 SH             Sole     None     2,395,976
PHILIP MORRIS INTL INC        COM            718172109   109,823   1,760,552 SH             Sole     None     1,760,552
PRINCIPAL FINL GROUP INC      COM            74251V102    65,055   2,869,636 SH             Sole     None     2,869,636
PRUDENTIAL FINL INC           COM            744320102   113,174   2,415,154 SH             Sole     None     2,415,154
PUBLIC SVC ENTERPRISE GROUP   COM            744573106   174,360   5,225,048 SH             Sole     None     5,225,048
RITE AID CORP                 COM            767754104     1,242   1,267,500 SH             Sole     None     1,267,500
SCHLUMBERGER LTD              COM            806857108     9,688     162,199 SH             Sole     None       162,199
SEATTLE GENETICS INC          COM            812578102     2,837     149,000 SH             Sole     None       149,000
STATE STR CORP                COM            857477103    68,902   2,142,470 SH             Sole     None     2,142,470
THERMO FISHER SCIENTIFIC INC  COM            883556102     3,544      70,000 SH             Sole     None        70,000
TIME WARNER INC               COM NEW        887317303    51,792   1,728,132 SH             Sole     None     1,728,132
TORCHMARK CORP                COM            891027104    62,991   1,806,966 SH             Sole     None     1,806,966
UBS AG                        SHS NEW        H89231338    25,433   2,225,134 SH             Sole     None     2,225,134
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209   148,023   5,768,633 SH             Sole     None     5,768,633
WAL MART STORES INC           COM            931142103   169,460   3,265,133 SH             Sole     None     3,265,133
WASHINGTON POST CO            CL B           939640108    51,193     156,568 SH             Sole     None       156,568
WESTERN UN CO                 COM            959802109       431      28,200 SH             Sole     None        28,200
WILLIS GROUP HOLDINGS PUBLIC  SHS            G96666105   153,573   4,468,240 SH             Sole     None     4,468,240
WRIGHT MED GROUP INC          COM            98235T107     2,189     122,401 SH             Sole     None       122,401
XENOPORT INC                  COM            98411C100     1,357     230,000 SH             Sole     None       230,000
YAMANA GOLD INC               COM            98462Y100    72,630   5,317,005 SH             Sole     None     5,317,005
ZIMMER HLDGS INC              COM            98956P102     1,658      30,998 SH             Sole     None        30,998


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